Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Other assets:
Accounts receivable: Receivables from brokers, dealers and customers for securities transactions	¥ 546,747	¥ 449,605
Accounts receivable: Other	1,043,766	1,005,386
Investments in equity method investees	2,199,706	1,917,667
Prepaid benefit cost (Note 13)	612,623	397,001
Cash collateral pledged for derivative transactions (Note 8)	1,663,945	1,510,689
Other	2,647,756	2,174,246
Total	8,714,543	7,454,594
Other liabilities:
Accounts payable: Payables to brokers, dealers and customers for securities transactions	646,638	886,461
Accounts payable: Other	1,322,498	1,450,317
Deferred tax liabilities	413,730	644,915
Allowance for off-balance sheet credit instruments	178,118	72,556
Accrued benefit cost (Note 13)	66,028	75,812
Guarantees and indemnifications	38,904	42,871
Cash collateral received for derivative transactions (Note 8)	1,080,929	1,265,041
Accrued and other liabilities	3,008,320	2,755,178
Total	¥ 6,755,165	¥ 7,193,151